UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Rule 23c-2 Notice of Intention to
Redeem Securities

of

Nuveen Virginia Quality Municipal Income Fund
333 West Wacker Drive
Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-07490

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it may redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Nuveen Virginia Quality Municipal Income Fund (the “Fund”) to be redeemed:

Variable Rate Demand Preferred Shares, Series 1, Liquidation Preference $100,000 per share (CUSIP #67064 805);

(2)	Date on which the securities are expected to be called or redeemed:

Variable Rate Demand Preferred Shares

Series	Date
Series 1	During the period from May 28, 2025 to November 28, 2025

The Fund may redeem Variable Rate Demand Preferred Shares, Series 1 on one or more different dates during the period set forth above, or on a subsequent date, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Variable Rate Demand Preferred Shares, Series 1 selected for redemption are to be redeemed pursuant to Section 10(a) of Part I of the Statement Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares and Section 2.4(c) of the Notice of Special Rate Period (Designating a Subsequent Rate Period as a Special Rate Period for Variable Rate Demand Preferred Shares).

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund may redeem up to 853 of its currently outstanding Variable Rate Demand Preferred Shares, Series 1, selected by lot (as determined by The Depository Trust Company).*

*The Fund may redeem up to the amount of the Variable Rate Demand Preferred Shares, Series 1 listed above, but may redeem less or none. A notice providing the final amount of the Variable Rate Demand Preferred Shares, Series 1, if any, to be redeemed by the Fund will be provided to the preferred shareholder(s) in accordance with the statement establishing and fixing the rights and preferences of Variable Rate Demand Preferred Shares, Series 1 of the Fund.

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 28th day of April, 2025.

Nuveen VIRGINIA QUALITY MUNICIPAL INCOME FUND

By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Vice President and Secretary